Asset transfers - Assets pledged as collateral (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset transfers
Assets pledged against liabilities	£ 39,156	£ 35,972
Debt securities classified as other assets pledged against liabilities	482	482
Loans to customers and debt instruments transferred to provide collateral for issue of debt	11,067	8,156
Debt securities and other borrowings issued for which collateral is provided by transferred assets	3,619	4,132
Trading assets
Asset transfers
Assets pledged against liabilities	10,976	15,062
Loans to banks - amortised cost
Asset transfers
Assets pledged against liabilities	63	66
Loans to customers - amortised cost
Asset transfers
Assets pledged against liabilities	21,611	17,493
Other financial assets
Asset transfers
Assets pledged against liabilities	£ 6,506	£ 3,351